PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 617,762	¥ 650,774
Balance at end of year	622,409	617,762	¥ 650,774
Provision of obligations for dismantlement of oil and gas properties, current	1,408	1,567	1,627
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,783,260	1,727,982
Additions	5,424	5,644
Transferred from construction in progress	91,845	73,210
Invest into the joint ventures and associated companies	(311)
Reclassification to other long-term assets	(1,477)
Reclassification to lease prepayments and other long-term assets		(4,311)
Disposals	(15,253)	(21,652)
Exchange adjustments	780	2,387
Balance at end of year	1,864,268	1,783,260	1,727,982
Accumulated depreciation / amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,165,498)	(1,077,208)
Invest into the joint ventures and associated companies	216
Reclassification to other long-term assets	91
Reclassification to lease prepayments and other long-term assets		1,510
Disposals		18,251
Exchange adjustments	(728)	(1,998)
Depreciation for the year	(87,967)	(99,904)
Impairment losses for the year	(196)	(6,149)
Written back on disposals	12,223
Balance at end of year	(1,241,859)	(1,165,498)	(1,077,208)
Plants and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	66,907	67,813
Balance at end of year	69,700	66,907	67,813
Plants and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	122,041	120,013
Additions	160	221
Transferred from construction in progress	6,192	3,741
Reclassifications	1,051	1,634
Invest into the joint ventures and associated companies	(8)
Reclassification to other long-term assets	(748)
Reclassification to lease prepayments and other long-term assets		(483)
Disposals	(237)	(3,183)
Exchange adjustments	42	98
Balance at end of year	128,493	122,041	120,013
Plants and buildings | Accumulated depreciation / amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(55,134)	(52,200)
Reclassifications	(292)	(494)
Reclassification to other long-term assets	(3)
Reclassification to lease prepayments and other long-term assets		120
Disposals		1,795
Exchange adjustments	(21)	(43)
Depreciation for the year	(4,095)	(4,038)
Impairment losses for the year	(11)	(274)
Written back on disposals	763
Balance at end of year	(58,793)	(55,134)	(52,200)
Oil and gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	145,436	171,840
Balance at end of year	140,360	145,436	171,840
Oil and gas properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	695,724	667,657
Additions	1,408	1,567
Transferred from construction in progress	31,378	24,366
Reclassifications	(76)	138
Disposals	(1,549)	(146)
Exchange adjustments	667	2,142
Balance at end of year	727,552	695,724	667,657
Oil and gas properties | Accumulated depreciation / amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(550,288)	(495,817)
Reclassifications	46	(76)
Disposals		125
Exchange adjustments	(667)	(1,877)
Depreciation for the year	(36,289)	(48,616)
Impairment losses for the year		(4,027)
Written back on disposals	6
Balance at end of year	(587,192)	(550,288)	(495,817)
Equipment, machinery and others
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	405,419	411,121
Balance at end of year	412,349	405,419	411,121
Equipment, machinery and others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	965,495	940,312
Additions	3,856	3,856
Transferred from construction in progress	54,275	45,103
Reclassifications	(975)	(1,772)
Invest into the joint ventures and associated companies	(303)
Reclassification to other long-term assets	(729)
Reclassification to lease prepayments and other long-term assets		(3,828)
Disposals	(13,467)	(18,323)
Exchange adjustments	71	147
Balance at end of year	1,008,223	965,495	940,312
Equipment, machinery and others | Accumulated depreciation / amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(560,076)	(529,191)
Reclassifications	246	570
Invest into the joint ventures and associated companies	216
Reclassification to other long-term assets	94
Reclassification to lease prepayments and other long-term assets		1,390
Disposals		16,331
Exchange adjustments	(40)	(78)
Depreciation for the year	(47,583)	(47,250)
Impairment losses for the year	(185)	(1,848)
Written back on disposals	11,454
Balance at end of year	¥ (595,874)	¥ (560,076)	¥ (529,191)